Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingent Liabilities [Abstract]
2016	$ 1,725
2017	1,929
2018	1,560
2019	1,377
2020 and thereafter	1,727
Total	$ 8,318